STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

December 6, 2011

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Starboard Investment Trust (“Trust”) (File No. 333-159484 and 811-22298) on behalf of the Caritas All-Cap Growth Fund, a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 58 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 1, 2011.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:           Marc Collins, Esq.
Thompson Hine, LLP
312 Walnut Street
14th Floor
Cincinnati, OH 45202